Liabilities to credit institutions - Summary of Working Capital Loans (Details) € in Thousands, ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 EUR (€)
Current
Disclosure of detailed information about borrowings [line items]
Loans received	$ 1,438,390
Non Current
Disclosure of detailed information about borrowings [line items]
Loans received	947,289
3 Month Secured Overnight Financing Rate Plus 2.4% | Secured Overnight Financing Rate | Current
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 402,000
Borrowings, adjustment to interest rate basis	2.30%	2.30%	2.30%
12 Month Secured Overnight Financing Rate Plus 0.9% | Secured Overnight Financing Rate | Current
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	$ 320,000
Borrowings, adjustment to interest rate basis	0.90%	0.90%	0.90%
12 Month Secured Overnight Financing Rate Plus 1.1% | Secured Overnight Financing Rate | Current
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 82,000
Borrowings, adjustment to interest rate basis	1.10%	1.10%	1.10%
12 Month Loan Prime Rate Plus 0.25% | Loan Prime Rate | Current
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 68,830	¥ 500,000
Borrowings, adjustment to interest rate basis	0.25%	0.25%	0.25%
12 Month Secured Overnight Financing Rate Plus 0.65% | Secured Overnight Financing Rate | Current
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 118,000
Borrowings, adjustment to interest rate basis	0.65%	0.65%	0.65%
12 Month Secured Overnight Financing Rate Plus 1.11% | Secured Overnight Financing Rate | Current
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	$ 100,000		€ 100,000
Borrowings, adjustment to interest rate basis	1.11%	1.11%	1.11%
12 Month Loan Prime Rate Plus 0.15% | Loan Prime Rate | Current
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 27,532	¥ 200,000
Borrowings, adjustment to interest rate basis	0.15%	0.15%	0.15%
12 Month Loan Prime Rate Plus 1.05% | Loan Prime Rate | Current
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 12,665	¥ 92,000
Borrowings, adjustment to interest rate basis	1.05%	1.05%	1.05%
12 Month Secured Overnight Financing Rate Plus 1.7% | Secured Overnight Financing Rate | Current
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	$ 133,000		€ 133,000
Borrowings, adjustment to interest rate basis	1.70%	1.70%	1.70%
3 Month Euro Interbank Offered Rate | Euro Interbank Offered Rate | Current
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	$ 40,971		€ 38,290
Borrowings, adjustment to interest rate basis	2.30%	2.30%	2.30%
Debt instrument, arrangement fee	0.15%	0.15%	0.15%
March 12 Month Loan Prime Rate Plus 1.05% | Loan Prime Rate | Current
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 24,366	¥ 177,000
Borrowings, adjustment to interest rate basis	1.05%	1.05%	1.05%
April 12 Month Loan Prime Rate Plus 0.35% | Loan Prime Rate | Current
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 65,113	¥ 473,000
Borrowings, adjustment to interest rate basis	0.35%	0.35%	0.35%
May 12 Month Loan Prime Rate Plus 0.35% | Loan Prime Rate | Current
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 12,114	¥ 88,000
Borrowings, adjustment to interest rate basis	0.35%	0.35%	0.35%
June 12 Month Loan Prime Rate Plus 0.85% | Loan Prime Rate | Current
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 31,799	¥ 231,000
Borrowings, adjustment to interest rate basis	0.85%	0.85%	0.85%
3 Month Secured Overnight Financing Rate Plus 3.35% | Secured Overnight Financing Rate | Non Current
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 583,489
Borrowings, adjustment to interest rate basis	3.35%	3.35%	3.35%
3 Month Euro Interbank Offered Rate 2.85% | Euro Interbank Offered Rate | Non Current
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 363,800		€ 340,000
Borrowings, adjustment to interest rate basis	2.85%	2.85%	2.85%